Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 14 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2023	2022
Ongoing accrued expenses	$239,075	$208,230
Project-related provisions	55,569	88,174
Dividends payable(1)	51,053	47,735
Taxes payable	47,470	34,204
Derivative instruments(2)	41,667	44,522
Other	199,908	189,791
	$634,742	$612,656

(1)
The amounts payable as a result of the August 2, 2023 and the August 3, 2022 dividend declarations, please see Note 20 to the consolidated financial statements.
(2)
Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.